CONSOLIDATED STATEMENT OF STOCKHOLDERS EQUITY (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit During the Exploration Stage	Total
Beginning Balance - Amount at Jul. 18, 1995	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance - Shares at Jul. 18, 1995	0
Private Placements, Shares	4,200,000
Private Placements, Amount	60,852				60,852
Acquisition of mineral property interests, Shares	3,200,000
Acquisition of mineral property interests, Amount	147,520				147,520
Foreign currency translation adjustment			(756)		(756)
Net loss				(175,714)	(175,714)
Ending Balance, Amount at Apr. 30, 1996	208,372		(756)	(175,714)	31,902
Ending Balance, Shares at Apr. 30, 1996	7,400,000
Private Placements, Shares	3,880,000
Private Placements, Amount	274,718				274,718
Foreign currency translation adjustment			(8,568)		(8,568)
Net loss				(56,250)	(56,250)
Ending Balance, Amount at Apr. 30, 1997	483,090		(9,324)	(231,964)	241,802
Ending Balance, Shares at Apr. 30, 1997	11,280,000
Foreign currency translation adjustment			(5,216)		(5,216)
Net loss				(33,381)	(33,381)
Ending Balance, Amount at Apr. 30, 1998	483,090		(14,540)	(265,345)	203,205
Ending Balance, Shares at Apr. 30, 1998	11,280,000
Foreign currency translation adjustment			(3,425)		(3,425)
Net loss				(40,341)	(40,341)
Ending Balance, Amount at Apr. 30, 1999	483,090		(17,965)	(305,686)	159,439
Ending Balance, Shares at Apr. 30, 1999	11,280,000
Exercise of stock options, Shares	1,128,000
Exercise of stock options, Value	113,922				113,922
Escrow shares compensation		41,593			41,593
Foreign currency translation adjustment			(896)		(896)
Net loss				(154,218)	(154,218)
Ending Balance, Amount at Apr. 30, 2000	597,012	41,593	(18,861)	(459,904)	159,840
Ending Balance, Shares at Apr. 30, 2000	12,408,000
Foreign currency translation adjustment			(5,627)		(5,627)
Net loss				(18,399)	(18,399)
Ending Balance, Amount at Apr. 30, 2001	597,012	41,593	(24,488)	(478,303)	135,814
Ending Balance, Shares at Apr. 30, 2001	12,408,000
Foreign currency translation adjustment			(2,561)		(2,561)
Net loss				(22,490)	(22,490)
Ending Balance, Amount at Apr. 30, 2002	597,012	41,593	(27,049)	(500,793)	110,763
Ending Balance, Shares at Apr. 30, 2002	12,408,000
Private Placements, Shares	7,500,000
Private Placements, Amount	1,351,055				1,351,055
Exercise of warrants, Shares	12,500
Exercise of warrants, Value	3,288				3,288
Agent's finder fee, Shares	310,000
Agent's finder fee, Value	39,178				39,178
Finder’s fee for mineral property interests, Shares	100,000
Finder’s fee for mineral property interests, Value	35,827				35,827
Debt settlement, Shares	135,416
Debt settlement, Amount	45,839	5,252			51,091
Agent’s warrants		16,877			16,877
Escrow shares compensation		40,205			40,205
Stock-based compensation		16,660			16,660
Share issue costs	(211,207)				(211,207)
Foreign currency translation adjustment			73,080		73,080
Net loss				(1,073,320)	(1,073,320)
Ending Balance, Amount at Apr. 30, 2003	1,860,992	120,587	46,031	(1,574,113)	453,497
Ending Balance, Shares at Apr. 30, 2003	20,465,916
Private Placements, Shares	16,352,942
Private Placements, Amount	10,891,160				10,891,160
Exercise of stock options, Shares	35,000
Exercise of stock options, Value	18,730	(4,026)			14,704
Exercise of warrants, Shares	3,730,372
Exercise of warrants, Value	1,316,664	(6,443)			1,310,221
Agent’s corporate finance fee, Shares	100,000
Agent's corporate finance fee, Value	64,192	8,384			72,576
Agent’s warrants		370,741			370,741
Escrow shares compensation		1,949,878			1,949,878
Stock-based compensation		414,847			414,847
Share issue costs	(1,302,715)				(1,302,715)
Acquisition of mineral property interests, Shares	5,000,000
Acquisition of mineral property interests, Amount	3,806,000				3,806,000
Foreign currency translation adjustment			1,950		1,950
Net loss				(12,505,759)	(12,505,759)
Ending Balance, Amount at Dec. 31, 2003	16,655,023	2,853,968	47,981	(14,079,872)	5,477,100
Ending Balance, Shares at Dec. 31, 2003	45,684,230
Private Placements, Shares	4,600,000
Private Placements, Amount	3,846,521				3,846,521
Exercise of stock options, Shares	50,000
Exercise of stock options, Value	26,180	(8,238)			17,942
Exercise of warrants, Shares	533,836
Exercise of warrants, Value	186,208	(13,197)			173,011
Warrants issued for cancellation of price guarantee		129,266			129,266
Escrow shares compensation		405,739			405,739
Stock-based compensation		1,530,712			1,530,712
Share issue costs	(21,026)				(21,026)
Foreign currency translation adjustment			132,501		132,501
Net loss				(5,528,114)	(5,528,114)
Ending Balance, Amount at Dec. 31, 2004	20,692,906	4,898,250	180,482	(19,607,986)	6,163,652
Ending Balance, Shares at Dec. 31, 2004	50,868,066
Private Placements, Shares	7,542,410
Private Placements, Amount	13,538,097				13,538,097
Exercise of stock options, Shares	772,000
Exercise of stock options, Value	1,238,581	(532,908)			705,673
Exercise of warrants, Shares	10,456,450
Exercise of warrants, Value	10,475,291				10,475,291
Escrow shares compensation		(435,583)			(435,583)
Stock-based compensation		5,074,100			5,074,100
Share issue costs	(521,798)				(521,798)
Foreign currency translation adjustment			1,099,954		1,099,954
Net loss				(13,691,767)	(13,691,767)
Ending Balance, Amount at Dec. 31, 2005	45,423,077	9,003,859	1,280,436	(33,299,753)	22,407,619
Ending Balance, Shares at Dec. 31, 2005	69,638,926
Membership paid in stock, Shares	4,167
Membership paid in stock, Amount	8,870				8,870
Exercise of stock options, Shares	1,215,000
Exercise of stock options, Value	1,862,345	(753,628)			1,108,717
Stock-based compensation		1,031,683			1,031,683
Foreign currency translation adjustment			252,317		252,317
Net loss				(9,655,341)	(9,655,341)
Ending Balance, Amount at Dec. 31, 2006	47,294,292	9,281,914	1,532,753	(42,955,094)	15,153,865
Ending Balance, Shares at Dec. 31, 2006	70,858,093
Private Placements, Shares	14,428,640
Private Placements, Amount	43,826,994				43,826,994
Exercise of stock options, Shares	728,700
Exercise of stock options, Value	926,364	(322,880)			603,484
Exercise of warrants, Shares	7,542,408
Exercise of warrants, Value	20,392,043				20,392,043
Stock-based compensation		1,732,839			1,732,839
Share issue costs	(1,981,360)				(1,981,360)
Acquisition of mineral property interests, Shares	15,000
Acquisition of mineral property interests, Amount	33,976				33,976
Foreign currency translation adjustment			3,539,535		3,539,535
Net loss				(11,833,416)	(11,833,416)
Ending Balance, Amount at Dec. 31, 2007	110,492,309	10,691,873	5,072,288	(54,788,510)	71,467,960
Ending Balance, Shares at Dec. 31, 2007	93,572,841
Exercise of stock options, Shares	958,057
Exercise of stock options, Value	1,447,926	(591,456)			856,470
Stock-based compensation		3,672,358			3,672,358
Share issue costs	(7,186)				(7,186)
Acquisition of mineral property interests, Shares	30,000
Acquisition of mineral property interests, Amount	60,941				60,941
Foreign currency translation adjustment			(12,483,218)		(12,483,218)
Net loss				(16,730,278)	(16,730,278)
Ending Balance, Amount at Dec. 31, 2008	111,993,990	13,772,775	(7,410,930)	(71,518,788)	46,837,047
Ending Balance, Shares at Dec. 31, 2008	94,560,898
Exercise of stock options, Shares	2,355,948
Exercise of stock options, Value	4,330,539	(2,050,489)			2,280,050
Stock-based compensation		4,183,677			4,183,677
Acquisition of mineral property interests, Shares	142,500
Acquisition of mineral property interests, Amount	275,122				275,122
Foreign currency translation adjustment			6,930,002		6,930,002
Unrealized gain on available for sale securities			563,481		563,481
Net loss				(17,102,254)	(17,102,254)
Ending Balance, Amount at Dec. 31, 2009	116,599,651	15,905,963	82,553	(88,621,042)	43,967,125
Ending Balance, Shares at Dec. 31, 2009	97,059,346
Exercise of stock options, Shares	2,122,278
Exercise of stock options, Value	4,632,135	(1,932,407)			2,699,728
Acquistion of PacMag, Shares	15,020,801
Acquistion of PacMag, Amount	28,325,101				28,325,101
Stock-based compensation		2,897,845			2,897,845
Share issue costs	(147,228)				(147,228)
Acquisition of mineral property interests, Shares	152,500
Acquisition of mineral property interests, Amount	382,284				382,284
Foreign currency translation adjustment			3,483,645		3,483,645
Unrealized gain on available for sale securities			2,184,516		2,184,516
Net loss				(20,069,408)	(20,069,408)
Ending Balance, Amount at Dec. 31, 2010	149,791,943	16,871,401	5,750,714	(108,690,450)	63,723,608
Ending Balance, Shares at Dec. 31, 2010	114,354,925
Marketed offering, Shares	11,482,216
Marketed offering, Amount	14,075,483				14,075,483
Exercise of stock options, Shares	427,147
Exercise of stock options, Value	1,050,721	(442,255)			608,466
Stock-based compensation		991,161			991,161
Share issue costs	(1,065,065)				(1,065,065)
Acquisition of mineral property interests, Shares	752,500
Acquisition of mineral property interests, Amount	1,721,110				1,721,110
Foreign currency translation adjustment			(1,101,366)		(1,101,366)
Unrealized gain on available for sale securities			(2,747,997)		(2,747,997)
Net loss				(17,140,208)	(17,140,208)
Ending Balance, Amount at Dec. 31, 2011	165,574,192	17,420,307	1,901,351	(125,830,658)	59,065,192
Ending Balance, Shares at Dec. 31, 2011	127,016,788
Exercise of over allotment, Shares	1,320,455
Exercise of over allotment, Amount	1,628,583				1,628,583
Exercise of stock options, Value	(44,679)	44,679
Stock-based compensation		1,207,878			1,207,878
Share issue costs	(108,058)				(108,058)
Acquisition of mineral property interests, Shares	540,000
Acquisition of mineral property interests, Amount	378,776				378,776
Foreign currency translation adjustment			1,351,668		1,351,668
Net loss				(15,196,129)	(15,196,129)
Ending Balance, Amount at Dec. 31, 2012	$ 167,428,814	$ 18,672,864	$ 3,253,019	$ (141,026,787)	$ 48,327,910
Ending Balance, Shares at Dec. 31, 2012	128,877,243